Consolidated Statements of Cash Flows - DKK (kr) kr in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net result before tax	kr 1,846	kr 4,682
Reversal of financial items, net	(527)	(114)
Adjustments for non-cash transactions	227	182
Changes in operating assets and liabilities	(105)	(2,570)
Cash flow from operating activities before financial items	1,441	2,180
Interest received	107	77
Interest elements of lease payments	(6)	(3)
Interest paid		(4)
Corporate taxes paid	(2)	(97)
Cash flow from operating activities	1,540	2,153
Cash flows from investing activities:
Investment in tangible assets	(107)	(203)
Marketable securities bought	(7,410)	(3,006)
Marketable securities sold	8,137	4,137
Other investments bought	(92)
Other investments sold	438
Cash flow from investing activities	966	928
Cash flows from financing activities:
Warrants exercised	46	54
Principal elements of lease payments	(29)	(17)
Purchase of treasury shares	(437)
Payment of withholding taxes on behalf of employees on net settled RSUs	(40)	(18)
Cash flow from financing activities	(460)	19
Change in cash and cash equivalents	2,046	3,100
Cash and cash equivalents at the beginning of the period	7,260	3,552
Exchange rate adjustments	171	(47)
Cash and cash equivalents at the end of the period	9,477	6,605
Cash and cash equivalents include:
Bank deposits	6,908	3,602
Short-term marketable securities	kr 2,569	kr 3,003